INTEREST BEARING LOANS AND BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
INTEREST BEARING LOANS AND BORROWINGS
Lease liabilities	¥ 12,594,455		¥ 7,086,151
Medium-term notes and bonds	19,222,586		18,975,379
Bank and other loans	42,125,186		43,014,564
Long-term loans and borrowings	73,942,227		69,076,094
Current portion of lease liabilities	(987,664)		(828,272)
Current portion of medium-term notes and bonds	(2,999,599)		(7,100,711)
Current portion of long-term bank and other loans	(5,859,115)		(3,629,014)
Current portion of long-term loans and borrowings	(9,846,378)		(11,557,997)
Non-current portion of long-term loans and borrowings	64,095,849	$ 10,058,037	57,518,097
Secured
INTEREST BEARING LOANS AND BORROWINGS
Bank and other loans	11,008,215		9,216,299
Guaranteed
INTEREST BEARING LOANS AND BORROWINGS
Bank and other loans	3,132,529		4,846,446
Unsecured
INTEREST BEARING LOANS AND BORROWINGS
Medium-term notes and bonds	19,222,586		18,975,379
Bank and other loans	¥ 27,984,442		¥ 28,951,819